CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Cash flows provided by (used in) operating activities
Income (loss) before income taxes		$ 3,930	$ 3,626
Adjustments:
Interest expense related to financing activities		408	279
(Decrease) increase in investment contract liabilities		331	152
Changes in insurance contract liabilities and assets		6,769	(25,041)
Changes in reinsurance contract held assets and liabilities		10	593
Realized and unrealized (gains) losses and foreign currency changes on invested assets		(4,657)	26,582
Sales, maturities and repayments of invested assets		43,457	53,535
Purchases of invested assets		(48,579)	(57,153)
Income taxes received (paid)		(1,240)	(795)
Mortgage securitization		(39)	151
Other operating activities		5,222	2,382
Net cash provided by (used in) operating activities		5,612	4,311
Cash flows provided by (used in) investing activities
Net (purchase) sale of property and equipment		(172)
Net (purchase) sale of property and equipment			71
Investment in and transactions with joint ventures and associates		(75)	(69)
Dividends and other proceeds related to joint ventures and associates		32	27
Acquisitions, net of cash and cash equivalents	[1]	(439)	(2,633)
Dispositions, net of cash and cash equivalents disposed	[2]	297	0
Other investing activities		(202)	(259)
Net cash provided by (used in) investing activities		(559)	(2,863)
Cash flows provided by (used in) financing activities
Increase in (repayment of) borrowed funds		(72)	(34)
Issuance of subordinated debt, net of issuance costs		497	646
Increase in (repayment of) borrowings from credit facility		141	1,786
Redemption of senior debentures and subordinated debt		(1,000)	(400)
Issuance of common shares on exercise of stock options		49	6
Transactions with non-controlling interests		(52)	(25)
Common shares purchased for cancellation		(186)	0
Dividends paid on common and preferred shares		(1,882)	(1,671)
Payment of lease liabilities		(176)	(136)
Interest expense paid		(405)	(270)
Other financing activities		0	27
Net cash provided by (used in) financing activities		(3,086)	(71)
Changes due to fluctuations in exchange rates		(169)	302
Increase (decrease) in cash and cash equivalents		1,798	1,679
Net cash and cash equivalents, beginning of year		9,372	7,693
Net cash and cash equivalents, end of year		11,170	9,372
Short-term securities, end of year		2,003	1,841
Net cash, cash equivalents and short-term securities, end of year		$ 13,173	$ 11,213

[1]	Consists of total cash consideration paid of $522, less cash and cash equivalents acquired of $83 for the year ended December 31, 2023 (December 31, 2022 — $3,267, less cash and cash equivalents acquired of $641, primarily related to the acquisition of DentaQuest).
[2]	Consists of total cash consideration received of $516, less cash and cash equivalents disposed of $219 for the year ended December 31, 2023 (December 31, 2022 — $nil).